Related Party Transactions (Details Narrative) - Parent Company [Member] - USD ($)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Feb. 29, 2016	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
RelatedPartyTransactionsLineItems [Line Items]
Rent expenses	$ 0	$ 0	$ 0	$ 0	$ 0
Accounts payable			$ 89,000	99,000
Officer and Director [Member]
RelatedPartyTransactionsLineItems [Line Items]
Accounts payable				$ 13,100